Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortisation expense [abstract]
Depreciation	$ 1,512	$ 1,193	$ 986
Amortization	565	314	482
Total depreciation and amortization expense	2,077	1,507	1,468
Employee benefits expense:
Salaries and wages	70,432	52,057	36,816
Variable compensation	20,124	18,770	14,041
Payroll taxes	15,122	11,291	8,830
Share-based payment expense	6,280	2,994	2,357
Defined contribution plan expense	2,097	1,550	809
Total employee benefits expense	114,055	86,662	62,853
Computer Equipment
Depreciation and amortisation expense [abstract]
Depreciation	887	649	519
Fixtures and Fittings
Depreciation and amortisation expense [abstract]
Depreciation	141	119	131
Leasehold Improvements
Depreciation and amortisation expense [abstract]
Depreciation	484	425	336
Customer relationships
Depreciation and amortisation expense [abstract]
Amortization	217	182	182
Developed technology
Depreciation and amortisation expense [abstract]
Amortization	213		167
IPR&D technology
Depreciation and amortisation expense [abstract]
Amortization	$ 135	$ 132	$ 133